Statement of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (2,223,991)	$ (18,620)
Change in fair value of derivative warrant liabilities	912,840
Financing costs - derivative warrant liabilities	1,111,480
Unrealized gain on investments held in Trust Account	(8,835)
Changes in operating assets and liabilities:
Prepaid expenses	(1,499,616)	18,620
Accounts payable	3,201
Accrued expenses	18,984
Due to related party	89,204
Net cash used in operating activities	(1,596,733)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(977,500,000)
Net cash used in investing activities	(977,500,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	(295,179)
Proceeds received from initial public offering, gross	977,500,000
Proceeds received from private placement	22,250,000
Offering costs paid	(19,600,514)
Net cash provided by financing activities	979,854,307
Net increase in cash	757,574
Cash - beginning of the period	0
Cash - end of the period	757,574	0
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	11,300
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Deferred offering costs included in accrued expenses	307,649	33,033
Offering costs paid by related party under promissory note	295,179
Deferred offering costs included in accounts payable		$ 23,450
Deferred Legal Fees	18,182
Deferred underwriting commissions	34,212,500
Value of Class A ordinary shares subject to possible redemption	905,037,840
Change in value of Class A ordinary shares subject to possible redemption	$ (1,056,480)